SECURITIES AND EXCHANGE COMMISSION

      Washington, D.C.  20549

      Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]

      Pre-Effective Amendment No.                                   [ ]
      Post-Effective Amendment No. 70                               [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

       Amendment No. 70

INVESTORS RESEARCH FUND, INC.
            (Exact Name of Registrant as Specified in Charter)

      3757 State Street, Suite 204, Santa Barbara, California 93105
              (Address of Principal Executive Offices)

Registrant's Telephone Number:    (805) 569-3253

Hugh J. Haferkamp, Esq., 3757 State Street, Suite 204, Santa Barbara, CA
93105
      (Name and Address of Agent for Service)

Copies To:
Hugh J. Haferkamp
President
Investors Research Fund, Inc.
11800 Baccarat Lane, N.E.
Albuquerque, NM  87111-7600

Approximate Date of Proposed Public Offering:  March 1, 1999

It is proposed that this filing will become effective
      [ ] immediately upon filing pursuant to paragraph (b)
      [X] on March 8, 1999 pursuant to paragraph 485(b)
      [ ] 60 days after filing pursuant to paragraph (a)(1)
      [ ] on (date) pursuant to paragraph (a)(1)
      [ ] 75 days after filing pursuant to paragraph (a)(2)
      [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

      [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:    Common Stock


PART A - PROSPECTUS
PART B - STATEMENT OF ADDITIONAL INFORMATION
PART B - FINANCIAL STATEMENTS SUPPLEMENT
PART C - OTHER INFORMATION - EXHIBIT LIST - Page 58

END OF FISCAL YEAR:  September 30, 1998